Revenue Interest Financing, Side Letter, and PIPE Conversion Option - Summary of Components of Revenue Interest Financing (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Aug. 01, 2023	Feb. 09, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Less: Change in fair value of debt	$ 7,050
Long-term Revenue Interest Financing liability	$ 39,000	$ 36,200
Revenue Interest Financing Agreement
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenues Interest Financing Liability		40,000		$ 40,000
Total principal amounts of debt		40,000
Less: Royalty payments		(1,092)	$ (2,100)
Less: Change in fair value of debt		(2,708)
Long-term Revenue Interest Financing liability		$ 36,200